Note 35 - Purchase and sale commitments and future payment obligations - Maturity of future payment obligations (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Up to 1 Year [Member]
Maturity of Future Payment Obligations Line Items
PaymentsOfFinanceLeaseLiabilitiesClassifiedAsFinancingActivities	€ 0
Operating Leases future payments	343
Total Purchase commitments future payments	29
Technology and systems projects	9
Other projects future payments	20
Total Future payments obligations	372
1 to 3 Years [Member]
Maturity of Future Payment Obligations Line Items
PaymentsOfFinanceLeaseLiabilitiesClassifiedAsFinancingActivities	0
Operating Leases future payments	301
Total Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	301
3 to 5 Years [Member]
Maturity of Future Payment Obligations Line Items
PaymentsOfFinanceLeaseLiabilitiesClassifiedAsFinancingActivities	0
Operating Leases future payments	531
Total Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	531
Over 5 Years [Member]
Maturity of Future Payment Obligations Line Items
PaymentsOfFinanceLeaseLiabilitiesClassifiedAsFinancingActivities	0
Operating Leases future payments	2,410
Total Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	2,410
Total [Member]
Maturity of Future Payment Obligations Line Items
PaymentsOfFinanceLeaseLiabilitiesClassifiedAsFinancingActivities	0
Operating Leases future payments	3,584
Total Purchase commitments future payments	29
Technology and systems projects	9
Other projects future payments	20
Total Future payments obligations	€ 3,614